SCHEDULE OF NET INCOME PER SHARE BEFORE AND AFTER THE RETROSPECTIVE ADJUSTMENTS (Details) - $ / shares	9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Net income per share, basic	$ 0.04	$ 0.11
Net income per share, diluted	$ 0.04	0.11
Previously Reported [Member]
Net income per share, basic		0.04
Net income per share, diluted		$ 0.04